Quarterly Holdings Report
for
Fidelity® International Capital Appreciation K6 Fund
July 31, 2023
IVFK6-NPRT3-0923
1.9883988.106
Common Stocks - 98.0%
	Shares	Value ($)
Canada - 10.3%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	332,156	16,816,240
Brookfield Asset Management Ltd. Class A	433,985	14,633,974
Canadian National Railway Co.	138,986	16,847,171
Canadian Pacific Kansas City Ltd.	214,068	17,613,755
CGI, Inc. Class A (sub. vtg.) (a)	53,900	5,477,268
Constellation Software, Inc.	9,191	19,418,161
GFL Environmental, Inc.	154,567	5,278,241
Thomson Reuters Corp. (b)	126,854	17,123,582
TOTAL CANADA		113,208,392
Denmark - 4.1%
DSV A/S	90,579	18,136,115
Novo Nordisk A/S Series B	167,510	27,011,363
TOTAL DENMARK		45,147,478
France - 15.4%
Air Liquide SA	106,928	19,225,008
Capgemini SA	81,423	14,755,360
Dassault Systemes SA	400,148	17,107,951
Edenred SA	193,019	12,538,217
Hermes International SCA	9,335	20,697,018
L'Oreal SA	46,727	21,742,466
LVMH Moet Hennessy Louis Vuitton SE	31,241	29,015,639
Pernod Ricard SA	80,263	17,702,783
Safran SA	102,466	17,010,699
TOTAL FRANCE		169,795,141
Germany - 5.1%
Deutsche Borse AG	80,924	15,505,161
Infineon Technologies AG	459,017	20,167,136
Siemens AG	116,334	19,828,226
TOTAL GERMANY		55,500,523
India - 8.7%
Axis Bank Ltd.	1,219,725	14,147,564
HCL Technologies Ltd.	1,135,101	15,413,026
HDFC Bank Ltd.	791,173	15,885,351
ICICI Bank Ltd.	1,595,990	19,453,160
ITC Ltd.	2,851,764	16,148,668
Larsen & Toubro Ltd.	465,067	15,163,028
TOTAL INDIA		96,210,797
Indonesia - 1.6%
PT Bank Central Asia Tbk	28,071,245	16,986,082
Ireland - 3.2%
CRH PLC	294,842	17,564,006
Kingspan Group PLC (Ireland)	225,598	18,107,285
TOTAL IRELAND		35,671,291
Italy - 1.6%
Ferrari NV (Italy)	55,994	17,940,158
Japan - 6.5%
Hoya Corp.	138,192	16,056,752
Keyence Corp.	40,262	18,044,530
Shin-Etsu Chemical Co. Ltd.	503,389	16,584,077
Tokyo Electron Ltd.	136,911	20,548,570
TOTAL JAPAN		71,233,929
Netherlands - 5.9%
ASM International NV (Netherlands)	39,466	18,778,263
ASML Holding NV (Netherlands)	39,752	28,473,118
Wolters Kluwer NV	139,098	17,465,548
TOTAL NETHERLANDS		64,716,929
Sweden - 1.6%
Atlas Copco AB (A Shares)	1,223,412	17,379,650
Switzerland - 4.6%
Compagnie Financiere Richemont SA Series A	129,279	20,818,172
Sika AG	63,731	19,783,248
UBS Group AG	465,000	10,277,937
TOTAL SWITZERLAND		50,879,357
Taiwan - 2.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,792,569	32,308,331
United Kingdom - 10.5%
Ashtead Group PLC	234,184	17,317,117
AstraZeneca PLC (United Kingdom)	169,703	24,382,295
Compass Group PLC	732,162	19,049,137
Diageo PLC	79,979	3,490,467
London Stock Exchange Group PLC	140,376	15,244,105
RELX PLC (London Stock Exchange)	558,467	18,796,183
Rentokil Initial PLC	2,100,284	17,126,058
TOTAL UNITED KINGDOM		115,405,362
United States of America - 16.0%
Aon PLC	46,433	14,788,911
AutoZone, Inc. (a)	5,812	14,423,757
Fiserv, Inc. (a)	105,200	13,277,292
Linde PLC	43,869	17,138,302
Marsh & McLennan Companies, Inc.	91,218	17,187,296
Moody's Corp.	49,366	17,413,857
S&P Global, Inc.	41,218	16,260,913
Schneider Electric SA	110,584	19,725,101
UnitedHealth Group, Inc.	32,578	16,496,522
Visa, Inc. Class A	59,252	14,085,978
Waste Connections, Inc. (Canada)	111,656	15,768,928
TOTAL UNITED STATES OF AMERICA		176,566,857
TOTAL COMMON STOCKS (Cost $840,391,687)		1,078,950,277

Money Market Funds - 2.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (c)	29,261,032	29,266,884
Fidelity Securities Lending Cash Central Fund 5.32% (c)(d)	1,393,286	1,393,425
TOTAL MONEY MARKET FUNDS (Cost $30,660,309)		30,660,309

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $871,051,996)	1,109,610,586
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(8,835,773)
NET ASSETS - 100.0%	1,100,774,813

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	9,866,092	345,043,272	325,642,480	467,440	-	-	29,266,884	0.1%
Fidelity Securities Lending Cash Central Fund 5.32%	13,243,268	113,852,160	125,702,003	10,042	-	-	1,393,425	0.0%
Total	23,109,360	458,895,432	451,344,483	477,482	-	-	30,660,309

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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